Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Weighted-Average Leases	Supplemental weighted-average information for leases was as follows:
	December 31,
	2025	2024
Weighted-average remaining lease term	4.59 years	3.97 years
Weighted-average discount rate	9.86%	8.25%

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of December 31, 2025, were as follows:

2026	809
2027	806
2028	759
2029	745
2030	730
Total future operating lease payments	3,849
Less: imputed interest	(815)
Present value of lease liability	3,034